Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Primsol Business Purchase Included In Primsol Payable Gross	$ 1,250,000	$ 1,250,000	$ 1,250,000	$ 1,250,000
Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves, Accretion of Discount	$ 173,000	$ 173,000		$ 173,000	$ 173,000
Conversion of Stock, Shares Issued			221,000	221,000
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 620,325	$ 620,325
Accretion Expense				$ 6,000,000